Disclosure on individual items of the consolidated financial statements (Details) - Schedule of trade and other receivables - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Receivables Abstract
Trade receivables	€ 13,897	€ 7,424
Other receivables financial	925	141
Other receivables non-financial	2,169	2,825
Deferred expenses and accrued income	678	917
Total	€ 17,670	€ 11,308